Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2018
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Details of Bank Debt

(in thousands)	June 30 2018	December 31 2017
Current portion	$—	$—
Long-term portion	956,500	770,000

Gross bank debt outstanding [1]	$956,500	$770,000

1)	There is $6 million unamortized debt issue costs associated with the Revolving Facility which have been recorded as a long-term asset under the classification Other.

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2018	2017	2018	2017
Interest Expense During Period
Average principle outstanding during period	$657,144	$1,024,166	$687,516	$1,065,683
Average effective interest rate during period	3.44%	2.53%	3.27%	2.41%

Total interest expense incurred during period	$5,659	$6,482	$11,249	$12,854